16. Reserve for Warrants: Schedule of information of warrants outstanding (Tables)	12 Months Ended
Jun. 30, 2024
Tables/Schedules
Schedule of information of warrants outstanding

Date of expiry	Number of warrants outstanding	Exercise price	Weighted average remaining contractual life
	#	$	Years
October 2, 2024	100,000	USD 2.00	0.26
October 2, 2024	100,000	USD 2.50	0.26
October 2, 2024	100,000	USD 3.00	0.26
February 17, 2025	75,000	USD 3.00	0.63
February 17, 2025	75,000	USD 4.00	0.63
February 17, 2025	75,000	USD 5.00	0.63
March 31, 2026	500,000	USD 2.50	1.75
November 19, 2026	184,000	USD 9.375	2.40
September 21, 2028	86,000	USD 2.67	4.23
	1,295,000	5.13	1.47